Net Income Per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Numerator:
Net income	$ 10,516	63,656	58,937	37,243
Accretion of redeemable convertible preferred shares				(3,222)
Income allocated to participating preferred shareholders				(12,681)
Net income attributable to ordinary shareholders	$ 10,516	63,656	58,937	21,340
Denominator:
Weighted average number of ordinary shares outstanding-basic	44,910,676	44,910,676	46,297,314	39,647,790
Dilutive effect of share options	917,246	917,246	1,445,784	2,737,043
Weighted average number of ordinary shares outstanding-diluted	45,827,922	45,827,922	47,743,098	42,384,833
Basic net income per share (in CNY per share)	$ 0.23	1.42	1.27	0.54
Diluted net income per share (in CNY per share)	$ 0.23	1.39	1.23	0.50
Potentially dilutive share options and restricted shares not included in the calculation of diluted net income per share	2,614,848	2,614,848	3,169,717	379,874
Ordinary shares issued to depository for issuance of ADS upon exercise of options	339,366	339,366	421,358